UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : September 30, 2012 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 3-230
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	November 6, 2012



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 53

Form 13F Information Table Value Total : $206,421

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21Vianet                       COM              90138A103     2614   226514 SH       Sole                   226514
ARM Holdings                   COM              042068106     6752   241325 SH       Sole                   241325
Abbott Laboratories            COM              002824100     2400    35000 SH       Sole                    35000
Advent Software                COM              007974108      936    38085 SH       Sole                    38085
Amazon.com                     COM              023135106    11230    44156 SH       Sole                    44156
Apple Computer                 COM              037833100     1401     2100 SH       Sole                     2100
Automatic Data Processing, Inc COM              053015103      405     6911 SH       Sole                     6911
Berk. Hath. Class B            COM              084670207     2439    27650 SH       Sole                    27650
CafePress                      COM              12769A103     1490   163583 SH       Sole                   163583
Citrix Systems, Inc            COM              177376100     4844    63290 SH       Sole                    63290
Dolby Laboratories, Inc.       COM              25659T107      491    15000 SH       Sole                    15000
EMC Corporation                COM              268648102     1214    44500 SH       Sole                    44500
Facebook, Inc.                 COM              30303M102    18760   866098 SH       Sole                   866098
Financial Engines, Inc.        COM              317485100     9668   405956 SH       Sole                   405956
Fusion-io Inc.                 COM              36112j107     8894   293826 SH       Sole                   293826
GenCorp                        COM              368682100      114    12000 SH       Sole                    12000
General Electric               COM              369604103     1272    56016 SH       Sole                    56016
General Mills                  COM              370334104     1063    26672 SH       Sole                    26672
Google Inc                     COM              38259P508      826     1095 SH       Sole                     1095
Guidewire Software             COM              40171V100     4128   132958 SH       Sole                   132958
Halliburton Co.                COM              406216101      674    20000 SH       Sole                    20000
IBM                            COM              459200101     4149    20000 SH       Sole                    20000
Informatica Corp.              COM              45666Q102     9530   273464 SH       Sole                   273464
Intel Corp.                    COM              458140100     1133    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103      415     7050 SH       Sole                     7050
Johnson & Johnson              COM              478160104     1201    17428 SH       Sole                    17428
Linear Technology              COM              535678106     1368    43001 SH       Sole                    43001
Linkedin Corporation           COM              53578A108      388     3220 SH       Sole                     3220
LogMeIn                        COM              54142L109    10566   471075 SH       Sole                   471075
MakeMyTrip                     COM              V5633W109     4607   270500 SH       Sole                   270500
Mercadolibre, Inc.             COM              58733R102    10206   123630 SH       Sole                   123630
Merck                          COM              589331107     1040    23068 SH       Sole                    23068
Millennial Media               COM              60040N105     7494   522257 SH       Sole                   522257
Minnesota Mining               COM              604059105      370     4000 SH       Sole                     4000
NetSuite Inc.                  COM              64118Q107     7042   110384 SH       Sole                   110384
Oracle Corporation             COM              68389X105      629    20000 SH       Sole                    20000
Pandora Media                  COM              698354107     6580   600900 SH       Sole                   600900
Proofpoint                     COM              743424103     8715   586842 SH       Sole                   586842
Qlik Technologies              COM              74733T105     8673   387360 SH       Sole                   387360
Qualcomm Inc                   COM              747525103      437     7000 SH       Sole                     7000
Red Hat, Inc                   COM              756577102     5300    93085 SH       Sole                    93085
Responsys Inc.                 COM              761248103     6686   653574 SH       Sole                   653574
Royal Dutch Shell PLC          COM              780259206      278     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     6071    39762 SH       Sole                    39762
Schlumberger Ltd.              COM              806857108     1157    16000 SH       Sole                    16000
Schwab Charles Corp            COM              808513105      128    10000 SH       Sole                    10000
Spreadtrum Comm.               COM              849415203     6125   298630 SH       Sole                   298630
TIBCO Software                 COM              88632Q103     5592   185000 SH       Sole                   185000
Target CP                      COM              239753106      834    13140 SH       Sole                    13140
Trulia                         COM              897888103      214    10000 SH       Sole                    10000
VMWare                         COM              928563402     5552    57395 SH       Sole                    57395
Visa, Inc.                     COM              92826C839      671     5000 SH       Sole                     5000
iSoftStone                     COM              46489B108     1655   310458 SH       Sole                   310458
